NEW FRONTIERS TRUST

February 17, 2011

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

New Frontiers Trust, File No. 333-170791 and 811-22498

Ladies and Gentlemen:

On behalf of New Frontiers Trust (the “Registrant”), an Ohio business trust, we hereby electronically file Pre-Effective Amendment No. 2 (the “Amendment”) to the Registrant’s registration statement under the Securities Act of 1933, as amended (the “1933 Act”), filed on November 23, 2010, as amended by Pre-Effective Amendment No. 1, filed on February 4, 2011.  This Amendment is being filed to respond to staff comments.

Additionally, pursuant to Rule 461 under the 1933 Act, the Registrant and Rafferty Capital Markets, LLC, the distributor for the sole series of the Registrant, hereby request that the Securities and Exchange Commission accelerate the effective date of the Amendment to February 18, 2011, or the earliest practicable date thereafter.

If you have any questions concerning this filing, please contact Don Mendelsohn at (513) 352-6546.

Very truly yours,

Thompson Hine LLP

/s/ Thompson Hine LLP

New Frontiers Trust

/s/ Rakesh Mehra

By: Rakesh Mehra

Its:  President

Rafferty Capital Markets, LLC

/s/ Thomas A. Mulrooney

By: Thomas A. Mulrooney

Its:  President

794457.3